Related Party Balances and Transactions - Additional Information (Detail)	Dec. 31, 2023	Jan. 01, 2023
Related Party Transaction [Line Items]
Lessee operating lease term		2 years
Building Leases [Member] | Related Party [Member] | Quingdao [Member]
Related Party Transaction [Line Items]
Lessee operating lease term	5 years	5 years
Building Leases [Member] | Related Party [Member] | Jingan Tang [Member]
Related Party Transaction [Line Items]
Lessee operating lease term	7 years